Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2012
Retirement Plans, Postretirement and Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses, Medicare Part B reimbursement and retiree life insurance. The Corporation also provides certain benefits, such as workers’ compensation and disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Corporation’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans.    The assets of the Corporation’s retirement plans are held in the Corporation’s Master Retirement Trust and are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan (“SERP”) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefits payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

 years ended December 31

(add 000)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$13,084	$11,270	$11,056
Interest cost	23,653	23,178	22,588
Expected return on assets	(23,899)	(24,493)	(21,041)
Amortization of:
Prior service cost	466	534	583
Actuarial loss	12,417	6,324	9,986
Transition asset	(1)	(1)	(1)
Settlement charge	779	375	3,455

Net periodic benefit cost	$26,499	$17,187	$26,626

The Corporation recognized the following amounts in consolidated comprehensive earnings:

  years ended December 31

(add 000)	2012	2011	2010
Actuarial loss (gain)	$47,877	$65,334	$(10,915)
Amortization of:
Prior service cost	(466)	(534)	(583)
Actuarial loss	(12,417)	(6,324)	(9,986)
Transition asset	1	1	1
Settlement charge	(779)	(375)	(3,455)

Total	$34,216	$58,102	$(24,938)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2012		2011

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,089	$1,263	$2,555	$1,545
Actuarial loss	191,675	115,868	156,994	94,903
Transition asset	(11)	(7)	(12)	(7)

Total	$193,753	$117,124	$159,537	$96,441

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2013 are $449,000 (net of a deferred tax asset of $178,000), $15,341,000 (net of a deferred tax asset of $6,067,000) and $1,000, respectively, and are included in accumulated other comprehensive loss at December 31, 2012.

The defined benefit plans’ change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2012	2011
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$457,175	$398,638
Service cost	13,084	11,270
Interest cost	23,653	23,178
Actuarial loss	61,286	41,971
Gross benefits paid	(19,415)	(17,882)

Net projected benefit obligation at end of year	$535,783	$457,175

The 2012 actuarial loss was primarily due to the 90-basis-point reduction in the discount rate assumption at December 31, 2012.

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$325,150	$311,688
Actual return on plan assets, net	37,308	1,129
Employer contributions	33,400	30,215
Gross benefits paid	(19,415)	(17,882)

Fair value of plan assets at end of year	$376,443	$325,150

  December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(159,340)	$(132,025)

Accrued benefit cost	$(159,340)	$(132,025)

  December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,871)	$(2,320)
Noncurrent liability	(156,469)	(129,705)

Net amount recognized at end of year	$(159,340)	$(132,025)

The accumulated benefit obligation for all defined benefit pension plans was $481,865,000 and $417,771,000 at December 31, 2012 and 2011, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2012	2011
Projected benefit obligation	$535,783	$457,175
Accumulated benefit obligation	$481,865	$417,771
Fair value of plan assets	$376,443	$325,150

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2012	2011
Discount rate	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2012	2011	2010
Discount rate	5.14%	5.84%	5.90%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.25%	7.75%	7.75%

The Corporation’s expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

The Corporation estimated the remaining lives of participants in the pension plans using the RP 2000 Mortality Table projected to 2015 with no phased-out improvements (“RP 2000 Mortality Table”). The RP 2000 Mortality Table includes separate tables for blue-collar employees and white-collar employees. The Corporation used the blue-collar table for its hourly workforce and the white-collar table for its salaried employees.

The target allocation for 2012 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2012 Target Allocation	2012	2011
Equity securities	56%	57%	57%
Debt securities	34%	33%	34%
Hedge funds	5%	5%	4%
Real estate	5%	5%	5%
Cash	--	--	--

Total	100%	100%	100%

The Corporation’s investment strategy is for approximately 63% of equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Approximately 85% of debt securities, or fixed income investments, are invested in funds with the objective of exceeding the return of the Barclays Capital Aggregate Bond Index, with the remaining invested in high-yield funds.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2012
Equity securities:
Mid-sized to large cap	$--	$150,742	$--	$150,742
International and emerging growth funds	--	63,003	--	63,003
Debt securities:
Core fixed income	--	105,972	--	105,972
High-yield bonds	--	19,487	--	19,487
Real estate	--	17,606	--	17,606
Hedge funds	--	--	19,252	19,252
Cash	381	--	--	381
Total	$381	$356,810	$19,252	$376,443

2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

year ended December 31 (add 000)	2012	2011
Balance at January 1	$12,979	$13,453
Purchases	5,500	--
Unrealized gain (loss)	773	(474)
Balance at December 31	$19,252	$12,979

In 2012 and 2011, the Corporation made pension contributions and SERP payments of $33,400,000 and $30,215,000, respectively. The Corporation currently estimates that it will contribute $27,025,000 to its pension and SERP plans in 2013.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2013	$19,589
2014	$21,126
2015	$23,028
2016	$24,892
2017	$26,631
Years 2018 - 2022	$156,728

Postretirement Benefits.    The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31 (add 000)	2012	2011	2010
Components of net periodic benefit (credit) cost:
Service cost	$227	$350	$548
Interest cost	1,234	2,225	2,754
Amortization of:
Prior service credit	(3,255)	(1,740)	(1,740)
Actuarial (gain) loss	(283)	(85)	13
Total net periodic benefit (credit) cost	$(2,077)	$750	$1,575

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31 (add 000)	2012	2011	2010
Actuarial loss (gain)	$1,993	$(3,884)	$(4,133)
Prior service credit	--	(10,397)	(1,722)
Amortization of:
Prior service credit	3,255	1,740	1,740
Actuarial gain (loss)	283	85	(13)
Total	$5,531	$(12,456)	$(4,128)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31 (add 000)	2012		2011
	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(13,598)	$(8,220)	$(16,853)	$(10,188)
Actuarial gain	(934)	(565)	(3,210)	(1,940)
Total	$(14,532)	$(8,785)	$(20,063)	$(12,128)

The prior service credit expected to be recognized in net periodic benefit cost during 2013 is $3,255,000 (net of a deferred tax liability of $1,287,000), and is included in accumulated other comprehensive loss at December 31, 2012.

The postretirement health care plans’ change in benefit obligation is as follows:

     years ended December 31

(add 000)	2012	2011
Change in benefit obligation:
Net benefit obligation at beginning of year	$29,635	$45,210
Service cost	227	350
Interest cost	1,234	2,225
Participants’ contributions	2,528	1,925
Actuarial loss (gain)	1,993	(3,884)
Plan amendments	--	(10,397)
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Net benefit obligation at end of year	$29,095	$29,635

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,994	3,869
Participants’ contributions	2,528	1,925
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Fair value of plan assets at end of year	$--	$--

     December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(29,095)	$(29,635)
Accrued benefit cost	$(29,095)	$(29,635)

     December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(3,980)	$(2,930)
Noncurrent liability	(25,115)	(26,705)
Net amount recognized at end of year	$(29,095)	$(29,635)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2012	2011
Discount rate	3.54%	4.44%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2012	2011	2010
Discount rate	4.44%	5.57%	5.60%

The Corporation estimated the remaining lives of participants in the postretirement plan using the RP 2000 Mortality Table.

Assumed health care cost trend rates at December 31 are:

	2012	2011
Health care cost trend rate assumed for next year	8.0%	7.5%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$59	$(51)
Postretirement benefit obligation	$1,525	$(1,299)

The Corporation’s estimate of its contributions to its postretirement health care plans in 2013 is $3,980,000.

Effective January 2012, the Corporation no longer receives retiree drug subsidy payments for its postretirement medical plan.

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)	Benefit Payments
2013	$3,980
2014	$2,820
2015	$2,866
2016	$2,816
2017	$2,718
Years 2018 - 2022	$11,604

Defined Contribution Plans.    The Corporation maintains two defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation’s salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees’ eligible contributions. The Corporation’s matching obligations were $5,956,000 in 2012, $5,370,000 in 2011 and $5,074,000 in 2010.

Postemployment Benefits. The Corporation has accrued postemployment benefits of $1,538,000 and $1,691,000 at December 31, 2012 and 2011, respectively.